Other liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilties [Abstract]
Other liabilities
22	Other liabilities

	At December 31,
	2018	2017
Non-current
Concession fee payable (*)	791,474	916,203
Advances from customers	24,763	31,909
Provisions for legal claims (****)	7,966	5,798
Provision for maintenance costs (**)	21,685	22,207
Other taxes payable	4,430	8,531
Employee benefit obligation (***)	8,038	9,068
Salary payable	496	916
Other liabilities with related parties (Note 26)	1,785	1,816
Other payables	10,959	10,344
	871,596	1,006,792
Current
Concession fee payable (*)	116,480	54,840
Other taxes payable	24,411	32,840
Salary payable	39,565	41,753
Other liabilities with related parties (Note 26)	926	33,132
Advances from customers	6,030	6,124
Provision for maintenance cost (**)	7,412	9,496
Expenses provisions	2,030	4,569
Provisions for legal claims (****)	1,717	3,127
Other payables	26,877	23,605
	225,448	209,486

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2018	224,468	87,901	268,503	2,091,094	2,671,966
At December 31, 2017	188,192	94,590	306,318	2,520,425	3,109,525

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

(*)The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroportode São Gonçalo do Amarante S.A.

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132 (approximately USD 1,161,732), payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800 (approximately USD 1,755), payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate.

The Company initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities.

The Company estimates this fixed concession fee to be divided in two parts:

(a) Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and

(b) the second portion relates to the Company estimation of the value of the right of use after the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the period.

During 2017 ICAB prepaid approximately 45% of the concession fees (R$ 118.9 approximately USD 36 million) due in 2018 under the Brasilia Concession Agreement and ICASGA prepaid 100% of the concession fees (R$ 13.1 approximately USD 4 million) due in 2018 under the Natal Concession Agreement.

On December 20, 2017, the Group entered into amendments of each of the Brasilia Concession Agreement and the Natal Concession Agreement in connection with such prepayments.

As a result of the amendments aforementioned, the future concession fee payment schedule has changed, aiming to maintain the same net present value (“NPV”) to the project as determined under Federal Law No. 13,449/17. The effect of the amendments of the contracts are included in the line Others in the Changes of the year detailed below.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the regulatory authority in Brazil (ANAC). After that limit, concession fee is calculated at 4.5%.

Changes in the year of the Concession fee payable is as follows:

	2018	2017
Balances at the beginning of the year	971,043	1,173,346
Financial result	86,331	98,122
Concession fees	146,649	162,117
Payments	(146,277)	(325,454)
Payments in advance	-	(40,126)
Others	(2,652)	(84,075)
Translation differences and inflation adjustment	(147,140)	(12,887)
Balances at the end of the year	907,954	971,043

(**) Changes in the year of the Provision for maintenance costs is as follows:

	2018	2017
Balances at the beginning of the year	31,703	26,826
Accrual of the year	2,947	2,822
Use of the provision	(2,804)	(1,507)
Provision reversal	(1,377)	-
Translation differences and inflation adjustment	(1,372)	3,562
Balances at the end of the year	29,097	31,703

(***) TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

The assumptions used for the purposes of valuation of Toscana Aeroporti long term benefits at December 31, 2018 are:

- Annual discount rate: 1.6% (1.3% in 2017)

- Annual inflation rate: 1.5% (1.5% in 2017)

- Annual employee termination benefit increase rate: 2.63% (2.63% in 2017)

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	6,285	6,985	6,724	6,522	6,548	6,655

The assumptions used for the valuation of TAGSA at December 31, 2018 are:

- Annual discount rate: 4.25% (4.02% in 2017)

- Annual turnover rate: 10.85% (11.1% in 2017)

- Annual employee termination benefit (in years): 7.25 (6.61 in 2017)

- Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2017) (1)

- Annual employee future wage increase: 1.78% (1.5% in 2017)

(1)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA is as follows:

Assumption	Annual discount rate		Annual employee future wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,304	1,485	1,487	1,301	1,360	1,424

Changes of the provision in the year is as follows:

	2018	2017
Balances at the beginning of the year	9,068	8,498
Actuarial gain/loss (in other comprehensive income)	(504)	(323)
Interest for services	160	165
Service Cost	256	250
Amounts paid in the year	(613)	(487)
Translation differences and inflation adjustment	(329)	965
At the end of the year	8,038	9,068

The amounts shown in the Statement of Comprehensive Income for USD 277 in 2018 (USD 18 in 2017 and USD (307) in 2016) correspond to the actuarial income of USD 344 (USD 26 in 2017 and USD 403 in 2016), net of taxes of USD 67 (USD 8 in 2017 and USD 96 in 2016).

(****) Changes in the year of the provision for legal claims is as follows:

	2018	2017
Balances at the beginning of the year	8,925	5,878
Accrual of the year	4,283	3,661
Use of the provision	(1,638)	(810)
Translation differences and inflation adjustment	(1,887)	196
Balances at the end of the year	9,683	8,925